Annual Total Returns - BlackRock Short-Term Municipal Fund (Investor A and Investor A1 For Participants) [BarChart] - Investor A1 - BlackRock Short-Term Municipal Fund - Investor A1 Shares	Oct. 28, 2020
Bar Chart Table:
Annual Return 2010	0.53%
Annual Return 2011	1.53%
Annual Return 2012	0.57%
Annual Return 2013	0.46%
Annual Return 2014	0.12%
Annual Return 2015	0.19%
Annual Return 2016	(0.17%)
Annual Return 2017	0.87%
Annual Return 2018	1.34%
Annual Return 2019	2.40%